Note 16 - Segmented Information - Geographical Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Revenue	$ 895,205	$ 960,159	$ 1,007,169	$ 1,040,514
Identifiable non-current assets	1,736,278	1,425,690	1,736,278	1,425,690
Latin America [member]
Statement Line Items [Line Items]
Revenue			87,370	112,458
Country of domicile [member]
Statement Line Items [Line Items]
Identifiable non-current assets	1,735,499	1,422,058	1,735,499	1,422,058
CHINA
Statement Line Items [Line Items]
Revenue			894,643	898,155
Identifiable non-current assets	$ 779	$ 3,632	779	3,632
Other [member]
Statement Line Items [Line Items]
Revenue			$ 25,156	$ 29,901